Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Income tax benefit recognized from operating losses	¥ 1,195	¥ 246	¥ 4,653
Domestic effective statutory tax rate	31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	¥ 13,431	¥ 15,026
Net deferred tax liabilities reported within Other liabilities	66,907	¥ 84,569
Undistributed earnings, No deferred tax provided	19,171
Operating loss carryforwards	1,770,629
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	901,463
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 728,859
Expiration year	Mar. 31, 2029
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 140,307
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards	511,293
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	548,544
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards	416,254
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards	225,108
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 69,430
Tax Cuts and Jobs Act [Member]
Income Taxes [Line Items]
U.S. federal corporate income tax rate			21.00%
Reduction in deferred tax liabilities and deferred tax expense			¥ 2,776